ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

Year Ended December 31, 2024

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2024

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Holders of Annuity Investors Variable Account B:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account) , as of December 31, 2024, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the four-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2024, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 7 for the year or period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2021.

Columbus, Ohio

April 9, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Equity Portfolio (1)

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Lincoln Variable Insurance Products Trust

LVIP American Century Capital Appreciation Fund-Standard Class II (1)

LVIP American Century Large Company Value Fund- Standard Class II (1)

LVIP American Century Mid Cap Value Fund- Standard Class II (1)

LVIP American Century Ultra® Fund- Standard Class II (1)

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Statement of operations for the period from January 1, 2024 to April 26, 2024 (liquidation) and the statements of changes in net assets for the period from January 1, 2024 to April 26, 2024 (liquidation) and the year ended December 31, 2023.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Conservative Balanced Fund-Series I Shares

Statement of assets and liabilities as of December 31, 2024, and the related statements of operations and changes in net assets for the period from April 26, 2024 (commencement of operations) to December 31, 2024.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Equity and Income Fund-Series I Shares

Statement of operations for the period from January 1, 2024 to December 4, 2024 (liquidation) and the statements of changes in net assets for the period from January 1, 2024 to December 4, 2024 (liquidation) and the year ended December 31, 2023.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio-Class I

Statement of changes in net assets for the period from January 1, 2023 to July 28, 2023 (liquidation).

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Statement of changes in net assets for the period from January 1, 2023 to April 17, 2023 (liquidation).

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

(1) See Note 1 to the financial statements for the former name of the sub-account.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2024

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	359,867.004	$5,319,723	$6,355,251
Invesco V.I. Capital Appreciation Fund-Series I Shares	30,388.886	1,441,264	1,919,058
Invesco V.I. Comstock Fund-Series I Shares	223,152.320	3,887,479	4,623,716
Invesco V.I. Core Equity Fund-Series I Shares	105,373.279	3,136,945	3,542,650
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	90,253.842	6,413,948	7,042,507
Invesco V.I. Diversified Dividend Fund-Series I Shares	34,589.573	880,950	895,178
Invesco V.I. Equity and Income Fund-Series I Shares	45,360.183	781,903	791,989
Invesco V.I. Health Care Fund-Series I Shares	82,000.782	2,297,720	2,213,201
Invesco V.I. High Yield Fund-Series I Shares	124,370.259	616,492	593,246
Invesco V.I. Main Street Fund®-Series I Shares	93,259.725	1,896,668	1,903,431
Invesco V.I. Small Cap Equity Fund-Series I Shares	72,725.469	1,252,526	1,408,692
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	43,323.857	449,373	483,061
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	19,657.810	211,362	200,510
Morningstar Growth ETF Asset Allocation Portfolio-Class II	109,978.580	1,196,304	1,358,235
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	45,489.087	476,195	470,357
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	35,758.439	619,480	730,902
Technology Growth Portfolio-Initial Shares	492,431.932	11,994,177	17,343,453
BNY Mellon Stock Index Fund, Inc.-Initial Shares	616,051.207	33,233,983	49,136,244
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	117,935.932	4,413,503	6,546,624
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	195,495.324	7,064,592	7,133,624
Government Money Market Portfolio	7,407,217.760	7,407,217	7,407,218
Growth and Income Portfolio-Initial Shares	97,833.218	2,938,517	3,666,789
Opportunistic Small Cap Portfolio-Initial Shares	87,983.791	3,826,568	3,832,574
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	25,999.155	440,706	603,440
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	74,604.176	504,648	433,450
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	163,895.381	2,132,833	2,379,761
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	57,488.561	720,027	791,043
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	447,028.352	16,000,286	22,896,792
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	196,967.433	14,013,467	16,580,719
Janus Henderson VIT Forty Portfolio-Institutional Shares	273,947.554	11,420,736	15,719,111
Janus Henderson VIT Global Research Portfolio-Institutional Shares	128,453.244	5,878,180	9,325,706
Janus Henderson VIT Overseas Portfolio-Institutional Shares	181,664.495	5,320,232	7,978,705
Janus Henderson VIT Research Portfolio-Institutional Shares	252,502.816	9,010,804	14,998,667
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	332,292.903	4,655,299	5,571,223
LVIP American Century Large Company Value Fund-Standard Class II	94,889.420	1,544,210	1,785,060
LVIP American Century Mid Cap Value Fund-Standard Class II	228,301.896	4,462,856	4,487,730
LVIP American Century Ultra® Fund-Standard Class II	211,695.034	4,515,315	6,425,156
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	127,678.367	514,385	831,186
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	62,265.468	723,922	716,676
PIMCO Total Return Portfolio-Administrative Class	248,178.933	2,600,780	2,243,538
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	17,474.569	317,921	326,425

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2024

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	76,513.534	$80.841853	$6,185,496
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	348.289	87.841968	30,594
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,519.920	91.558148	139,161
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.084	49.858571	4,640
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	36,086.327	50.886047	1,836,291
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,021.840	54.092392	55,274
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	409.810	55.764346	22,853
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	220.448	32.065689	7,070
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	134,339.473	32.514148	4,367,933
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	1,756.546	33.895688	59,539
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,466.556	34.605776	189,174
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	100,667.555	34.845122	3,507,774
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	118.378	36.883021	4,366
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	804.121	37.942332	30,510
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	435,703.648	15.778348	6,874,684
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	6,324.926	16.004329	101,226
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,131.835	16.118116	66,597
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	30,590.758	28.381899	868,224
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	846.201	29.587831	25,037
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	30.207706	1,917
Invesco V.I. Equity and Income Fund Series I - 1.40% series contract	59,465.306	10.658060	633,785
Invesco V.I. Equity and Income Fund Series I - 0.95% series contract	14,797.364	10.691362	158,204
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	66,023.893	33.370403	2,203,243
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	132.300	35.854280	4,744
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	140.300	37.160863	5,214
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	23,759.105	22.536631	535,450
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	23.999736	44,537
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	535.424	24.763664	13,259
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	38,372.024	45.038280	1,728,210
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	2,187.986	47.875959	104,752
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,427.772	49.356000	70,469
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	35,297.749	38.038648	1,342,678
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	52.047	39.220544	2,041
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	40.436004	18,921
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,080.736	41.686113	45,052
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	23,953.392	17.723799	424,545
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	85.110	18.702938	1,592
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	19.210764	56,924
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,568.987	12.878787	200,510
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	58,741.007	19.898491	1,168,857
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	8,780.554	21.567891	189,378
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	26,348.336	15.204387	400,610
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,232.214	16.479989	69,747
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	22,348.856	27.056151	604,674
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	28.550991	56,145
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,389.771	29.326247	70,083
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.002	69.172835	4,980
Technology Growth Portfolio-Initial Shares - 1.40% series contract	244,673.237	70.598030	17,273,449
Technology Growth Portfolio-Initial Shares - 1.10% series contract	141.507	75.046463	10,620
Technology Growth Portfolio-Initial Shares - 0.95% series contract	703.201	77.366148	54,404
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	3.035	64.770680	196
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	730,107.846	66.590152	48,617,992
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	180.876	55.214022	9,987
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	3,990.155	72.354975	288,708
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	2,908.714	75.415018	219,361
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.40% series contract	131,453.526	48.989073	6,439,787
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.10% series contract	2,007.056	53.230826	106,837

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2024

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	120,918.248	$58.478064	$7,071,064
Appreciation Portfolio-Initial Shares - 1.10% series contract	338.737	63.540792	21,524
Appreciation Portfolio-Initial Shares - 0.95% series contract	619.620	66.227171	41,036
Government Money Market Portfolio - 1.40% series contract	6,245,221.714	1.140910	7,125,236
Government Money Market Portfolio - 1.25% series contract	953.953	1.149586	1,097
Government Money Market Portfolio - 1.10% series contract	129,896.034	1.226654	159,337
Government Money Market Portfolio - 0.95% series contract	95,729.932	1.269694	121,548
Growth and Income Portfolio-Initial Shares - 1.40% series contract	63,066.914	57.827023	3,646,972
Growth and Income Portfolio-Initial Shares - 1.10% series contract	263.158	62.833583	16,535
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	65.490695	3,282
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	131.331	30.553742	4,012
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	121,828.763	31.411400	3,826,812
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	47.068	34.131719	1,607
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	35.575856	143
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	17,993.703	30.024729	540,256
Calamos® Growth and Income Portfolio - 0.95% series contract	1,941.550	32.543319	63,184
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.40% series contract	13,860.139	27.513783	381,344
Davis Equity Portfolio - 1.10% series contract	1,264.031	29.033902	36,700
Davis Equity Portfolio - 0.95% series contract	516.582	29.822266	15,406
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	50,618.316	46.322687	2,344,777
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	50.066355	13,273
DWS Small Cap Index VIP-Class A - 0.95% series contract	417.166	52.045113	21,711
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	59,570.909	10.877480	647,981
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	5,849.280	11.478602	67,142
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	6,439.153	11.790322	75,920
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	323,882.372	69.845525	22,621,734
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,546.934	75.892115	117,400
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	1,993.121	79.100988	157,658
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	169,683.444	95.390510	16,186,191
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	77.688928	3,411
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,120.883	103.651168	323,483
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	626.043	108.033467	67,634
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	264.355	72.858561	19,261
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	208,819.831	74.776583	15,614,833
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	654.867	80.818981	52,926
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	381.975	84.013163	32,091
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	215,346.817	43.029493	9,266,265
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,257.397	46.755601	58,790
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	48.732285	651
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	196,287.961	39.322778	7,718,588
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	28.242	32.885245	929
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	3,321.132	42.728106	141,906
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	2,633.475	44.535163	117,282
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	91.301	70.002516	6,392
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	205,456.941	71.968172	14,786,360
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	78.199417	205,598
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	81.507406	317
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	40.236	26.227623	1,055
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	207,991.769	26.513822	5,514,657
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.10% series contract	1,680.664	27.390343	46,034
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	340.431	27.837723	9,477
LVIP American Century Large Company Value Fund-Standard Class II - 1.40% series contract	57,179.416	28.820986	1,647,967
LVIP American Century Large Company Value Fund-Standard Class II - 1.10% series contract	2,485.844	30.637136	76,159
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	1,929.230	31.584360	60,934
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.40% series contract	94,473.327	44.829228	4,235,166
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.10% series contract	2,117.834	47.654112	100,923
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	3,086.706	49.126966	151,641
LVIP American Century Ultra® Fund-Standard Class II - 1.50% series contract	96.302	66.829407	6,437
LVIP American Century Ultra® Fund-Standard Class II - 1.40% series contract	90,405.513	68.206034	6,166,201
LVIP American Century Ultra® Fund-Standard Class II - 1.10% series contract	2,582.008	72.503387	187,204
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	873.840	74.744122	65,314
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I - 1.50% series contract	71.526	42.922877	3,071
Discovery Portfolio-Class I - 1.40% series contract	18,439.953	43.700139	805,828
Discovery Portfolio-Class I - 1.10% series contract	44.090	46.114764	2,033
Discovery Portfolio-Class I - 0.95% series contract	427.605	47.366980	20,254
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	46,038.725	14.596978	672,027
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	582.413	15.516779	9,037
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	2,226.244	15.996501	35,612
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	124,405.980	15.362728	1,911,215
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	9,999.374	16.330800	163,298
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	10,039.689	16.835633	169,025
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	22,777.817	13.678591	311,569
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	13.933938	14,856

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$58,066	$83,104	$(25,038)	$(12,101)	$134,623	$1,365,910	$1,488,432	$1,463,394
Invesco V.I. Capital Appreciation Fund-Series I Shares	0	25,279	(25,279)	7,841	0	515,033	522,874	497,595
Invesco V.I. Comstock Fund-Series I Shares	79,941	66,401	13,540	60,500	323,196	208,446	592,142	605,682
Invesco V.I. Conservative Balanced Fund-Series I Shares (*)	20,377	3,297	17,080	(21,487)	0	19,968	(1,519)	15,561
Invesco V.I. Core Equity Fund-Series I Shares	23,571	48,340	(24,769)	(39,276)	283,078	504,711	748,513	723,744
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	99,396	(99,396)	498	0	1,524,162	1,524,660	1,425,264
Invesco V.I. Diversified Dividend Fund-Series I Shares	16,982	13,276	3,706	30,207	36,145	36,010	102,362	106,068
Invesco V.I. Equity and Income Fund-Series I Shares (**)	13,953	7,117	6,836	1,368	29,943	10,085	41,396	48,232
Invesco V.I. Health Care Fund-Series I Shares	0	34,878	(34,878)	38,366	0	76,863	115,229	80,351
Invesco V.I. High Yield Fund-Series I Shares	35,278	9,122	26,156	(21,166)	0	34,527	13,361	39,517
Invesco V.I. Main Street Fund®-Series I Shares	0	26,304	(26,304)	(115,426)	183,632	334,174	402,380	376,076
Invesco V.I. Small Cap Equity Fund-Series I Shares	1,747	19,329	(17,582)	(14,826)	61,793	178,537	225,504	207,922
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	8,539	7,713	826	(90)	4,577	44,816	49,303	50,129
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	4,543	3,346	1,197	(5,401)	0	14,484	9,083	10,280
Morningstar Growth ETF Asset Allocation Portfolio-Class II	19,768	19,591	177	18,245	27,203	114,620	160,068	160,245
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	10,373	6,674	3,700	(4,569)	3,008	28,457	26,896	30,596
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	4,596	10,175	(5,579)	9,949	10,889	61,162	82,000	76,421
Technology Growth Portfolio-Initial Shares	0	236,389	(236,389)	677,595	0	3,046,492	3,724,087	3,487,698
BNY Mellon Stock Index Fund, Inc.-Initial Shares	553,414	675,868	(122,453)	3,036,675	3,012,148	3,806,009	9,854,832	9,732,379
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	35,060	91,762	(56,702)	270,140	41,738	1,066,847	1,378,725	1,322,023
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	30,326	102,109	(71,783)	(67,577)	520,998	373,322	826,743	754,960
Government Money Market Portfolio	204,520	78,765	125,755	0	0	0	0	125,755
Growth and Income Portfolio-Initial Shares	18,692	49,125	(30,433)	48,279	172,397	459,123	679,799	649,366
Opportunistic Small Cap Portfolio-Initial Shares	27,038	55,569	(28,531)	(93,869)	0	243,846	149,977	121,446
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	2,407	8,627	(6,220)	41,818	9,977	67,114	118,909	112,689
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	4,708	6,471	(1,763)	(11,572)	87,693	(834)	75,287	73,524
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	29,372	34,078	(4,706)	8,058	68,842	139,122	216,022	211,316
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	22,112	12,513	9,599	25,218	0	(48,878)	(23,660)	(14,061)
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	476,255	331,483	144,772	1,390,484	0	1,492,285	2,882,769	3,027,541
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	121,558	233,435	(111,876)	525,359	651,717	1,091,000	2,268,076	2,156,200
Janus Henderson VIT Forty Portfolio-Institutional Shares	16,553	217,256	(200,703)	868,841	864,008	2,022,326	3,755,175	3,554,472
Janus Henderson VIT Global Research Portfolio-Institutional Shares	69,099	130,646	(61,547)	732,149	294,606	823,802	1,850,557	1,789,010
Janus Henderson VIT Overseas Portfolio-Institutional Shares	114,338	119,356	(5,018)	315,734	0	65,831	381,565	376,547
Janus Henderson VIT Research Portfolio-Institutional Shares	4,470	208,851	(204,380)	1,017,984	425,215	2,920,325	4,363,524	4,159,144
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	0	73,714	(73,714)	12,464	318,478	818,947	1,149,889	1,076,175
LVIP American Century Large Company Value Fund-Standard Class II	48,033	26,844	21,189	105,162	35,458	13,344	153,964	175,153
LVIP American Century Mid Cap Value Fund-Standard Class II	114,846	65,058	49,788	(44,343)	218,894	102,966	277,517	327,305
LVIP American Century Ultra® Fund-Standard Class II	0	85,352	(85,352)	232,177	500,386	788,901	1,521,464	1,436,112
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	0	10,343	(10,343)	(724,886)	0	981,297	256,411	246,068
U.S. Real Estate Portfolio-Class I (***)	95,962	47,071	48,891	(458,678)	0	884,153	425,475	474,366
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	20,605	10,987	9,619	(24,839)	0	21,607	(3,232)	6,387
PIMCO Total Return Portfolio-Administrative Class	97,193	32,919	64,274	(61,346)	0	26,758	(34,588)	29,686
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	5,943	4,667	1,276	(4,087)	0	32,405	28,318	29,594

(*)	For the period January 1, 2024 through the merger date of April 26, 2024.
(**)	For the period of merger date April 26, 2024 through December 31, 2024.
(***)	For the period January 1, 2024 through the liquidation date of December 4, 2024.

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(25,038)	$(12,101)	$134,623	$1,365,910	$1,463,394	$54,303	$513,317	$(24,667)	$(483,682)	$979,712	$5,375,539	$6,355,251
Invesco V.I. Capital Appreciation Fund-Series I Shares	(25,279)	7,841	0	515,033	497,595	23,282	194,244	(53,191)	(224,153)	273,442	1,645,616	1,919,058
Invesco V.I. Comstock Fund-Series I Shares	13,540	60,500	323,196	208,446	605,682	32,902	543,461	(227,221)	(737,779)	(132,097)	4,755,813	4,623,716
Invesco V.I. Conservative Balanced Fund-Series I Shares (*)	17,080	(21,487)	0	19,968	15,561	1,835	21,542	(751,255)	(770,961)	(755,400)	755,401	0
Invesco V.I. Core Equity Fund-Series I Shares	(24,769)	(39,276)	283,078	504,711	723,744	18,732	428,316	(12,519)	(422,103)	301,641	3,241,009	3,542,650
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(99,396)	498	0	1,524,162	1,425,264	56,858	1,138,606	(15,733)	(1,097,481)	327,783	6,714,724	7,042,507
Invesco V.I. Diversified Dividend Fund-Series I Shares	3,706	30,207	36,145	36,010	106,068	14,737	161,448	(74,923)	(221,635)	(115,567)	1,010,745	895,178
Invesco V.I. Equity and Income Fund-Series I Shares (**)	6,836	1,368	29,943	10,085	48,232	5,683	42,905	780,980	743,757	791,989	0	791,989
Invesco V.I. Health Care Fund-Series I Shares	(34,878)	38,366	0	76,863	80,351	32,365	233,971	(2,445)	(204,051)	(123,700)	2,336,901	2,213,201
Invesco V.I. High Yield Fund-Series I Shares	26,156	(21,166)	0	34,527	39,517	13,316	159,469	7,798	(138,356)	(98,839)	692,085	593,246
Invesco V.I. Main Street Fund®-Series I Shares	(26,304)	(115,426)	183,632	334,174	376,076	17,147	236,856	(35,790)	(255,498)	120,578	1,782,853	1,903,431
Invesco V.I. Small Cap Equity Fund-Series I Shares	(17,582)	(14,826)	61,793	178,537	207,922	20,929	185,182	8,585	(155,667)	52,255	1,356,437	1,408,692
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	826	(90)	4,577	44,816	50,129	12,850	155,067	(4,628)	(146,845)	(96,716)	579,777	483,061
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	1,197	(5,401)	0	14,484	10,280	7,256	89,419	1,075	(81,088)	(70,808)	271,318	200,510
Morningstar Growth ETF Asset Allocation Portfolio-Class II	177	18,245	27,203	114,620	160,245	29,240	276,302	57,763	(189,298)	(29,053)	1,387,288	1,358,235
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	3,700	(4,569)	3,008	28,457	30,596	4,073	61,457	(304)	(57,688)	(27,092)	497,449	470,357
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(5,579)	9,949	10,889	61,162	76,421	13,150	74,886	838	(60,898)	15,523	715,379	730,902
Technology Growth Portfolio-Initial Shares	(236,389)	677,595	0	3,046,492	3,487,698	86,805	1,195,898	140,183	(968,910)	2,518,788	14,824,665	17,343,453
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(122,453)	3,036,675	3,012,148	3,806,009	9,732,379	310,297	5,144,043	213,121	(4,620,625)	5,111,754	44,024,490	49,136,244
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(56,702)	270,140	41,738	1,066,847	1,322,023	24,526	739,485	(17,701)	(732,660)	589,363	5,957,261	6,546,624
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(71,783)	(67,577)	520,998	373,322	754,960	57,692	751,663	108,528	(585,444)	169,516	6,964,108	7,133,624
Government Money Market Portfolio	125,755	0	0	0	125,755	68,239	603,310	3,609,941	3,074,870	3,200,625	4,206,593	7,407,218
Growth and Income Portfolio-Initial Shares	(30,433)	48,279	172,397	459,123	649,366	21,961	220,545	68,968	(129,616)	519,750	3,147,039	3,666,789
Opportunistic Small Cap Portfolio-Initial Shares	(28,531)	(93,869)	0	243,846	121,446	29,839	364,386	21,183	(313,364)	(191,918)	4,024,492	3,832,574
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(6,220)	41,818	9,977	67,114	112,689	4,603	134,055	(6,569)	(136,021)	(23,332)	626,772	603,440
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	(1,763)	(11,572)	87,693	(834)	73,524	6,306	96,976	(16,059)	(106,729)	(33,205)	466,655	433,450
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(4,706)	8,058	68,842	139,122	211,316	35,291	386,881	(30,289)	(381,879)	(170,563)	2,550,324	2,379,761
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	9,599	25,218	0	(48,878)	(14,061)	21,055	146,308	(137,546)	(262,799)	(276,860)	1,067,903	791,043
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	144,772	1,390,484	0	1,492,285	3,027,541	185,320	3,426,809	148,996	(3,092,492)	(64,951)	22,961,743	22,896,792
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(111,876)	525,359	651,717	1,091,000	2,156,200	107,646	1,758,264	52,247	(1,598,371)	557,829	16,022,890	16,580,719
Janus Henderson VIT Forty Portfolio-Institutional Shares	(200,703)	868,841	864,008	2,022,326	3,554,472	50,754	1,808,227	21,787	(1,735,686)	1,818,786	13,900,325	15,719,111
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(61,547)	732,149	294,606	823,802	1,789,010	80,294	996,368	(28,388)	(944,461)	844,549	8,481,157	9,325,706
Janus Henderson VIT Overseas Portfolio-Institutional Shares	(5,018)	315,734	0	65,831	376,547	119,800	770,629	27,644	(623,185)	(246,638)	8,225,343	7,978,705
Janus Henderson VIT Research Portfolio-Institutional Shares	(204,380)	1,017,984	425,215	2,920,325	4,159,144	69,585	2,247,290	71,800	(2,105,905)	2,053,239	12,945,428	14,998,667
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(73,714)	12,464	318,478	818,947	1,076,175	54,164	433,903	28,827	(350,912)	725,263	4,845,960	5,571,223
LVIP American Century Large Company Value Fund-Standard Class II	21,189	105,162	35,458	13,344	175,153	34,711	427,914	(20,975)	(414,178)	(239,025)	2,024,084	1,785,059
LVIP American Century Mid Cap Value Fund-Standard Class II	49,788	(44,343)	218,894	102,966	327,305	48,338	621,184	(21,124)	(593,970)	(266,665)	4,754,396	4,487,731
LVIP American Century Ultra® Fund-Standard Class II	(85,352)	232,177	500,386	788,901	1,436,112	33,738	602,119	(8,332)	(576,713)	859,399	5,565,757	6,425,156
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	(10,343)	(724,886)	0	981,297	246,068	8,293	158,183	(85,523)	(235,413)	10,655	820,531	831,186
U.S. Real Estate Portfolio-Class I (***)	48,891	(458,678)	0	884,153	474,366	38,319	391,917	(3,827,031)	(4,180,629)	(3,706,263)	3,706,262	0
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	9,619	(24,839)	0	21,607	6,387	17,234	134,007	8,669	(108,105)	(101,718)	818,394	716,676
PIMCO Total Return Portfolio-Administrative Class	64,274	(61,346)	0	26,758	29,686	37,667	333,846	14,850	(281,329)	(251,643)	2,495,181	2,243,538
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	1,276	(4,087)	0	32,405	29,594	5,070	64,762	18	(59,674)	(30,080)	356,505	326,425

(*)	For the period January 1, 2024 through the merger date of April 26, 2024.
(**)	For the period of merger date April 26, 2024 through December 31, 2024.
(***)	For the period January 1, 2024 through the liquidation date of December 4, 2024.

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2023

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets		Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(38,939)	$(122,528)	$1,053,954	$(229,852)	$662,635	$52,752	$692,493	$(26,100)	$(665,840)	$(3,205	) $	5,378,744	$5,375,539
Invesco V.I. Capital Appreciation Fund-Series I Shares	(21,342)	(64,087)	0	528,141	442,712	24,754	264,805	(21,580)	(261,631)	181,081		1,464,535	1,645,616
Invesco V.I. Comstock Fund-Series I Shares	18,310	53,826	509,734	(111,870)	470,000	34,244	454,852	(145,441)	(566,048)	(96,048)		4,851,861	4,755,813
Invesco V.I. Conservative Balanced Fund-Series I Shares	4,147	970	0	73,466	78,583	4,722	81,244	(457)	(76,980)	1,603		753,798	755,401
Invesco V.I. Core Equity Fund-Series I Shares	(21,464)	(102,692)	74,734	671,877	622,455	20,966	354,754	(68,468)	(402,257)	220,198		3,020,811	3,241,009
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(91,525)	(177,935)	0	983,617	714,157	67,707	619,361	(31,473)	(583,127)	131,030		6,583,694	6,714,724
Invesco V.I. Diversified Dividend Fund-Series I Shares	5,360	(9,721)	81,521	(4,222)	72,938	18,171	168,362	(61,095)	(211,287)	(138,349)		1,149,094	1,010,745
Invesco V.I. Health Care Fund-Series I Shares	(34,473)	12,264	0	58,938	36,729	52,348	479,441	(13,694)	(440,787)	(404,058)		2,740,959	2,336,901
Invesco V.I. High Yield Fund-Series I Shares	26,063	(17,548)	0	47,224	55,739	15,462	76,533	38,589	(22,482)	33,257		658,828	692,085
Invesco V.I. Main Street Fund®-Series I Shares	(9,977)	(178,738)	114,432	415,882	341,599	17,299	217,757	(47,928)	(248,385)	93,214		1,689,639	1,782,853
Invesco V.I. Small Cap Equity Fund-Series I Shares	(19,718)	(65,783)	23,871	266,407	204,777	19,983	411,979	(29,042)	(421,037)	(216,260)		1,572,697	1,356,437
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	3,445	(2,978)	12,793	46,653	59,913	15,517	30,670	(74)	(15,228)	44,685		535,092	579,777
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,459	(3,140)	3,016	14,225	16,560	12,947	26,364	773	(12,644)	3,916		267,402	271,318
Morningstar Growth ETF Asset Allocation Portfolio-Class II	6,306	(1,550)	30,704	136,790	172,250	26,654	75,036	(1,608)	(49,989)	122,261		1,265,027	1,387,288
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	3,617	(8,529)	4,718	43,003	42,809	6,224	42,767	(300)	(36,843)	5,966		491,483	497,449
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(70,041)	(77,782)	7,453	988,845	848,475	83,353	967,778	(131,878)	(1,016,303)	(167,828)		5,013,788	4,845,960
VP Large Company Value Fund-Class I	25,315	50,570	58,420	(91,454)	42,851	38,934	198,738	(59,518)	(219,321)	(176,470)		2,200,554	2,024,084
VP Mid Cap Value Fund-Class I	44,649	33,581	553,994	(419,864)	212,360	48,824	690,662	(45,367)	(687,205)	(474,845)		5,229,241	4,754,396
VP Ultra® Fund-Class I	(72,249)	161,870	372,950	1,315,922	1,778,493	43,161	707,707	(130,308)	(794,854)	983,639		4,582,118	5,565,757
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(5,507)	(11,242)	22,475	99,418	105,144	15,698	95,906	7,685	(72,523)	32,621		682,758	715,379
Technology Growth Portfolio-Initial Shares	(181,899)	396,173	0	5,518,201	5,732,475	118,102	1,508,587	(100,441)	(1,490,926)	4,241,549		10,583,116	14,824,665
BNY Mellon Stock Index Fund, Inc.-Initial Shares	4,088	3,188,548	1,586,740	4,364,657	9,144,033	339,139	5,452,947	(180,802)	(5,294,611)	3,849,422		40,175,068	44,024,490
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(37,637)	43,030	743,238	453,639	1,202,270	54,356	1,286,509	(5,584)	(1,237,737)	(35,467)		5,992,728	5,957,261
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(45,848)	(114,446)	566,750	765,080	1,171,536	55,069	614,152	(13,916)	(572,999)	598,537		6,365,571	6,964,108
Government Money Market Portfolio	83,987	0	0	0	83,987	28,320	679,594	3,089,498	2,438,224	2,522,211		1,684,382	4,206,593
Growth and Income Portfolio-Initial Shares	(23,335)	69,901	334,687	300,505	681,758	16,880	587,584	116,337	(454,368)	227,390		2,919,649	3,147,039
Opportunistic Small Cap Portfolio-Initial Shares	(42,787)	(24,488)	90,577	279,030	302,332	37,914	488,948	18,021	(433,013)	(130,681)		4,155,173	4,024,492
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(5,292)	45,835	20,363	56,355	117,261	6,652	208,571	(3,077)	(204,997)	(87,736)		714,508	626,772
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(429)	(10,649)	45,252	84,995	119,169	9,179	70,919	(11,501)	(73,241)	45,928		420,727	466,655
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(6,789)	(251,774)	63,406	578,973	383,816	43,145	479,639	2,040	(434,454)	(50,638)		2,600,962	2,550,324
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	25,140	(443)	0	193,221	217,918	29,623	401,684	(49,542)	(421,604)	(203,686)		1,271,589	1,067,903
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	158,080	2,258,703	0	668,435	3,085,218	210,723	4,760,102	(225,021)	(4,774,399)	(1,689,181)		24,650,924	22,961,743
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(197,794)	422,695	1,093,577	1,058,609	2,377,087	112,809	2,056,298	10,340	(1,933,149)	443,938		15,578,952	16,022,890
Janus Henderson VIT Forty Portfolio-Institutional Shares	(155,780)	312,742	0	3,929,560	4,086,522	87,139	1,525,061	(27,925)	(1,465,847)	2,620,675		11,279,650	13,900,325
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(39,571)	481,550	232,181	1,130,479	1,804,639	86,062	1,023,702	(101,830)	(1,039,469)	765,170		7,715,987	8,481,157
Janus Henderson VIT Overseas Portfolio-Institutional Shares	8,986	181,191	0	566,350	756,527	137,020	1,296,916	29,935	(1,129,960)	(373,433)		8,598,776	8,225,343
Janus Henderson VIT Research Portfolio-Institutional Shares	(148,352)	237,959	0	3,927,609	4,017,216	70,449	1,271,978	(2,843)	(1,204,371)	2,812,845		10,132,583	12,945,428
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I (*)	69,792	(560,580)	0	529,259	38,471	21,296	142,087	(1,924,709)	(2,045,502)	(2,007,031)		2,007,031	0
Discovery Portfolio-Class I	(10,021)	(750,089)	0	1,024,348	264,238	12,238	61,554	(66,296)	(115,612)	148,626		671,905	820,531
U.S. Real Estate Portfolio-Class I	30,493	(132,530)	0	544,257	442,220	52,604	562,975	(25,280)	(535,651)	(93,431)		3,799,693	3,706,262
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	14,464	(39,474)	0	51,359	26,349	27,423	165,866	68,432	(70,011)	(43,662)		862,056	818,394
PIMCO Total Return Portfolio-Administrative Class	59,673	(167,505)	0	212,169	104,337	57,302	647,237	150,867	(439,068)	(334,731)		2,829,912	2,495,181
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series (**)	37,396	(99,987)	8,413	59,669	5,491	568	6,361	(435,180)	(440,972)	(435,481)		435,481	0
Timothy Plan Strategic Growth Portfolio Variable Series (**)	45,180	(111,490)	54,962	17,128	5,780	167	3,112	(463,247)	(466,193)	(460,413)		460,413	0
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	(156)	(1,672)	11,858	36,251	46,281	5,355	8,306	34	(2,918)	43,363		313,142	356,505

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.
(**)	For the period January 1, 2023 through the liquidation date of April 17, 2023.

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

(1) ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2024 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Conservative Balanced Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I Equity and Income Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1) ORGANIZATION - Continued

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Equity Portfolio

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Lincoln Variable Insurance Products Trust:

•	LVIP American Century Capital Appreciation Fund-Standard Class II

•	LVIP American Century Large Company Value Fund-Standard Class II

•	LVIP American Century Mid Cap Value Fund-Standard Class II

•	LVIP American Century Ultra® Fund-Standard Class II

Morgan Stanley Variable Insurance Fund, Inc.:

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

The Morgan Stanley U.S. Real Estate Portfolio was liquidated on December 4, 2024. If variable annuity contract owners had money allocated to the Morgan Stanley U.S. Real Estate Portfolio-Class I Sub-Account on December 5, 2024, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

Davis Variable Account Fund, Inc.: Effective June 30, 2024, Davis Value Portfolio was renamed Davis Equity Portfolio.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective on or about April 26, 2024, Invesco V.I. Conservative Balanced Fund was merged into Invesco V.I. Equity and Income Fund.

American Century Variable Portfolios: Effective on or about April 26, 2024, each fund of American Century Variable Portfolios, Inc., was reorganized into a substantially similar series and class of Lincoln Variable Insurance Products Trust as listed below. Class I shares reorganized into Standard Class II shares.

•	American Century VP Capital Appreciation Fund reorganized into LVIP American Century Capital Appreciation Fund

•	American Century VP Large Company Value Fund reorganized into LVIP American Century Large Company Value Fund

•	American Century VP Mid Cap Value Fund reorganized into LVIP American Century Mid Cap Value Fund

•	American Century VP Ultra® Fund reorganized into LVIP American Century Ultra® Fund

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1) ORGANIZATION - Continued

The Morgan Stanley Core Plus Fixed Income Portfolio was liquidated on July 28, 2023. If variable annuity contract owners had money allocated to the Morgan Stanley Core Plus Fixed Income Portfolio-Class I Sub-Account on July 28, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

The Timothy Plan Strategic Growth Portfolio Variable Series was liquidated on April 17, 2023. If variable annuity contract owners had money allocated to The Timothy Plan Strategic Growth Portfolio Variable Series Sub-Account on April 17, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

The Timothy Plan Conservative Growth Portfolio Variable Series was liquidated on April 17, 2023. If variable annuity contract owners had money allocated to The Timothy Plan Conservative Growth Portfolio Variable Series Sub-Account on April 17, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

Single Reportable Segment

The Separate Account derives revenues from variable annuity products. The Company has identified the President as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3) DEDUCTIONS AND EXPENSES- Continued

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2024:

1.50% Series Contracts	$815
1.40% Series Contracts	3,372,969
1.25% Series Contracts	206
1.10% Series Contracts	31,568
0.95% Series Contracts	27,040

$3,432,598

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $79,629 for the year ended December 31, 2024.

(4) OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (MMALIS), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2024, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$216,676	$590,773
Invesco V.I. Capital Appreciation Fund-Series I Shares	27,965	277,397
Invesco V.I. Comstock Fund-Series I Shares	416,548	817,591
Invesco V.I. Conservative Balanced Fund-Series I Shares	45,409	799,290
Invesco V.I. Core Equity Fund-Series I Shares	310,773	474,567
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	59,352	1,256,229
Invesco V.I. Diversified Dividend Fund-Series I Shares	75,833	257,617
Invesco V.I. Equity and Income Fund-Series I Shares	841,270	60,734
Invesco V.I. Health Care Fund-Series I Shares	21,003	259,932
Invesco V.I. High Yield Fund-Series I Shares	50,135	162,335
Invesco V.I. Main Street Fund®-Series I Shares	201,385	299,555
Invesco V.I. Small Cap Equity Fund-Series I Shares	84,383	195,839
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	22,910	164,352
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	12,341	92,232
Morningstar Growth ETF Asset Allocation Portfolio-Class II	127,469	289,387
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	17,269	68,249
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	30,032	85,620
Technology Growth Portfolio-Initial Shares	209,536	1,414,835
BNY Mellon Stock Index Fund, Inc.-Initial Shares	3,868,254	5,599,184
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	77,768	825,392
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	727,209	863,438
Government Money Market Portfolio	4,053,365	852,740
Growth and Income Portfolio-Initial Shares	261,120	248,772
Opportunistic Small Cap Portfolio-Initial Shares	67,169	409,064
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	14,963	147,227
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	96,631	117,430
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	120,224	437,967
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	50,007	303,207
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	818,612	3,766,332
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	950,607	2,009,137
Janus Henderson VIT Forty Portfolio-Institutional Shares	984,182	2,056,563
Janus Henderson VIT Global Research Portfolio-Institutional Shares	391,840	1,103,242
Janus Henderson VIT Overseas Portfolio-Institutional Shares	248,455	876,658
Janus Henderson VIT Research Portfolio-Institutional Shares	520,984	2,406,054
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	389,864	496,013
LVIP American Century Large Company Value Fund-Standard Class II	109,560	467,091
LVIP American Century Mid Cap Value Fund-Standard Class II	370,180	695,468
LVIP American Century Ultra® Fund-Standard Class II	530,989	692,668
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	20,183	265,939
U.S. Real Estate Portfolio-Class I	127,436	4,259,174
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	39,078	137,564
PIMCO Total Return Portfolio-Administrative Class	140,127	357,182
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	10,020	68,418

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	83,391.919	738.111	7,616.496	76,513.534
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	348.781	0.000	0.492	348.289
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	0.000	9.016	1,519.920
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.204	0.000	0.120	93.084
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	41,157.015	747.486	5,818.174	36,086.327
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,018.574	3.266	0.000	1,021.840
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	409.810	0.000	0.000	409.810
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	229.824	0.000	9.376	220.448
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	156,848.648	998.646	23,507.821	134,339.473
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	3,102.161	15.312	1,360.927	1,756.546
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,466.556	0.000	-0.000	5,466.556
Invesco V.I. Conservative Balanced Fund - Series I - 1.40% series contract	39,108.079	1,601.589	40,709.668	0.000
Invesco V.I. Conservative Balanced Fund - Series I - 0.95% series contract	8,548.331	0.000	8,548.331	0.000
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	113,952.989	440.341	13,725.775	100,667.555
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	314.552	0.000	196.174	118.378
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	827.310	0.486	23.675	804.121
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	507,693.016	5,519.338	77,508.706	435,703.648
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,230.935	56.771	2,962.780	6,324.926
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,131.835	0.000	0.000	4,131.835
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	38,805.831	1,065.675	9,280.748	30,590.758
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	843.387	2.814	0.000	846.201
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Equity and Income Fund Series I - 1.40% series contract	0.000	64,814.494	5,349.188	59,465.306
Invesco V.I. Equity and Income Fund Series I - 0.95% series contract	0.000	14,836.219	38.854	14,797.365
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	71,620.157	921.390	6,517.654	66,023.893
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	133.067	0.000	0.767	132.300
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	140.300	0.000	0.000	140.300
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	30,003.866	912.669	7,157.430	23,759.105
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	586.713	0.000	51.289	535.424
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	43,278.543	563.973	5,470.492	38,372.024
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,225.886	3.694	1,041.594	2,187.986
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,427.772	0.000	0.000	1,427.772
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	39,745.049	823.266	5,270.566	35,297.749
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	52.047	0.000	-0.000	52.047
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,120.082	0.000	39.346	1,080.736
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,242.007	698.694	8,987.309	23,953.392
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	86.712	0.000	1.602	85.110
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	17,821.382	640.560	2,892.955	15,568.987
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	0.000	3,751.549	0.000
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	62,737.961	4,626.950	8,623.904	58,741.007
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	13,630.159	0.000	4,849.605	8,780.554
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	29,939.180	274.932	3,865.776	26,348.336
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,528.284	0.000	296.070	4,232.214
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	24,507.981	736.135	2,895.260	22,348.856
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,507.328	0.000	117.557	2,389.771
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.179	0.000	0.177	72.002
Technology Growth Portfolio-Initial Shares - 1.40% series contract	259,150.787	3,864.330	18,341.880	244,673.237
Technology Growth Portfolio-Initial Shares - 1.10% series contract	142.050	0.000	0.543	141.507
Technology Growth Portfolio-Initial Shares - 0.95% series contract	862.432	0.000	159.231	703.201
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.126	0.000	0.091	3.035
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	803,129.753	7,082.439	80,104.346	730,107.846
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	180.876	0.000	0.000	180.876
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	5,488.447	0.000	1,498.292	3,990.155
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	2,940.906	0.000	32.192	2,908.714
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	147,552.701	352.074	16,451.249	131,453.526
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,007.056	0.000	0.000	2,007.056
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	131,336.172	3,544.993	13,962.917	120,918.248
Appreciation Portfolio-Initial Shares - 1.10% series contract	377.605	0.000	38.868	338.737
Appreciation Portfolio-Initial Shares - 0.95% series contract	619.738	12.493	12.611	619.620
Government Money Market Portfolio - 1.40% series contract	3,637,465.898	3,282,171.568	674,415.752	6,245,221.714
Government Money Market Portfolio - 1.25% series contract	0.000	953.953	0.000	953.953
Government Money Market Portfolio - 1.10% series contract	79,667.618	80,948.436	30,720.020	129,896.034
Government Money Market Portfolio - 0.95% series contract	64,266.727	33,466.689	2,003.484	95,729.932
Growth and Income Portfolio-Initial Shares - 1.40% series contract	65,501.743	1,514.671	3,949.500	63,066.914
Growth and Income Portfolio-Initial Shares - 1.10% series contract	266.866	0.000	3.708	263.158
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	0.000	-0.000	50.114
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	136.918	0.000	5.587	131.331
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	131,902.590	1,842.542	11,916.369	121,828.763
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	97.507	0.000	50.439	47.068
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	0.000	0.000	4.014

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	22,232.501	157.958	4,396.756	17,993.703
Calamos® Growth and Income Portfolio - 0.95% series contract	2,490.477	18.968	567.895	1,941.550
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.40% series contract	17,853.290	250.859	4,244.010	13,860.139
Davis Equity Portfolio - 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Equity Portfolio - 0.95% series contract	516.582	0.000	0.000	516.582
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	59,547.041	863.849	9,792.574	50,618.316
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	0.000	0.000	265.110
DWS Small Cap Index VIP-Class A - 0.95% series contract	445.957	0.000	28.791	417.166
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	81,393.459	3,148.386	24,970.936	59,570.909
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	0.000	533.550	5,849.280
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	7,150.356	25.222	736.425	6,439.153
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	368,648.517	6,319.718	51,085.863	323,882.372
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,550.657	0.000	3.723	1,546.934
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	3,355.292	5.877	1,368.048	1,993.121
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	187,034.789	2,546.867	19,898.212	169,683.444
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	0.000	0.000	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,243.155	16.478	138.750	3,120.883
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	765.494	0.000	139.451	626.043
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	273.096	0.000	8.741	264.355
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	234,042.415	2,058.005	27,280.589	208,819.831
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	655.234	0.000	0.367	654.867
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	381.975	0.000	0.000	381.975
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	238,201.711	1,485.208	24,340.102	215,346.817
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,779.704	0.000	522.307	1,257.397
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	210,655.236	4,656.409	19,023.684	196,287.961
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	28.242	0.000	0.000	28.242
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,180.080	81.294	940.242	3,321.132
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	2,706.387	10.120	83.032	2,633.475
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	91.604	0.000	0.303	91.301
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	237,019.223	2,209.759	33,772.041	205,456.941
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	0.000	0.000	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	0.000	0.000	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I - 1.50% series contract	71.618	0.000	0.092	71.526
Discovery Portfolio-Class I - 1.40% series contract	25,572.878	730.648	7,863.573	18,439.953
Discovery Portfolio-Class I - 1.10% series contract	44.090	0.000	0.000	44.090
Discovery Portfolio-Class I - 0.95% series contract	524.097	11.928	108.420	427.605
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.40% series contract	73,891.377	1,026.788	74,918.166	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.25% series contract	20.187	0.000	20.187	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,817.848	24.188	1,842.035	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 0.95% series contract	708.436	3.331	711.767	0.000
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	40.623	0.000	0.387	40.236
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	222,690.296	3,998.887	18,697.414	207,991.769
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.10% series contract	1,684.369	0.000	3.705	1,680.664
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	706.392	0.001	365.962	340.431
LVIP American Century Large Company Value Fund-Standard Class II - 1.40% series contract	71,750.771	1,454.129	16,025.484	57,179.416
LVIP American Century Large Company Value Fund-Standard Class II - 1.10% series contract	2,485.844	0.000	0.000	2,485.844
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	2,087.720	0.000	158.490	1,929.230
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.40% series contract	107,848.142	1,358.807	14,733.622	94,473.327
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.10% series contract	2,121.750	0.000	3.916	2,117.834
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	3,289.319	43.509	246.122	3,086.706
LVIP American Century Ultra® Fund-Standard Class II - 1.50% series contract	96.659	0.000	0.357	96.302
LVIP American Century Ultra® Fund-Standard Class II - 1.40% series contract	99,763.161	866.178	10,223.826	90,405.513
LVIP American Century Ultra® Fund-Standard Class II - 1.10% series contract	2,584.463	0.000	2.455	2,582.008
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	935.422	0.000	61.582	873.840
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	53,070.363	1,561.557	8,593.195	46,038.725
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	583.425	0.000	1.012	582.413
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	2,535.597	26.477	335.830	2,226.244
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	140,783.810	3,180.749	19,558.579	124,405.980
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	11,419.846	426.527	1,846.999	9,999.374
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	10,359.911	274.265	594.487	10,039.689
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	27,431.139	358.490	5,011.812	22,777.817
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	0.000	0.000	1,066.210

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	94,999.199	939.057	12,546.337	83,391.919
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	490.435	0.000	490.435	0.000
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	349.368	0.000	0.587	348.781
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	0.000	0.000	1,528.936
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.366	0.000	0.162	93.204
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	48,764.874	612.901	8,220.760	41,157.015
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	271.989	0.000
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,013.040	5.534	-0.000	1,018.574
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	561.692	2.334	154.216	409.810
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	239.331	0.000	9.507	229.824
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	177,575.037	1,113.528	21,839.917	156,848.648
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	3,967.731	32.754	898.324	3,102.161
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,504.529	4.433	42.406	5,466.556
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	43,972.010	700.586	5,564.517	39,108.079
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	394.900	0.000
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,548.331	0.000	0.000	8,548.331
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	129,349.456	503.297	15,899.764	113,952.989
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	314.552	0.000	0.000	314.552
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	843.177	3.207	19.074	827.310
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	555,594.537	5,206.267	53,107.788	507,693.016
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	116.152	0.000	116.152	0.000
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,445.269	123.595	337.929	9,230.935
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,903.999	6.814	778.978	4,131.835
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	47,653.540	3,391.621	12,239.330	38,805.831
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	839.429	3.958	-0.000	843.387
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	84,859.504	1,589.718	14,829.065	71,620.157
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	436.033	0.000	436.033	0.000
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	133.979	0.000	0.912	133.067
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	213.267	0.000	72.967	140.300
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	30,981.024	3,064.109	4,041.267	30,003.866
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	721.257	4.726	139.270	586.713
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	49,709.654	454.992	6,886.103	43,278.543
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	42.880	0.000	42.880	0.000
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,808.536	11.495	594.145	3,225.886
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,643.785	0.000	216.013	1,427.772
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	53,166.588	860.798	14,282.337	39,745.049
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	98.648	0.000	46.601	52.047
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,444.220	0.000	324.138	1,120.082
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	33,204.312	986.294	1,948.599	32,242.007
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	88.571	0.000	1.859	86.712
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	18,889.962	1,139.681	2,208.261	17,821.382
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	0.000	0.000	3,751.549
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	65,616.831	1,534.570	4,413.440	62,737.961
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	13,638.016	0.000	7.857	13,630.159
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,463.275	435.309	2,959.404	29,939.180
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,709.284	0.000	181.000	4,528.284
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	41.127	0.000	0.504	40.623
VP Capital Appreciation Fund-Class I - 1.40% series contract	272,789.596	4,144.888	54,244.188	222,690.296
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	0.000	1,512.514	0.000
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,688.594	0.000	4.225	1,684.369
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,142.195	0.000	435.803	706.392
VP Large Company Value Fund-Class I - 1.40% series contract	79,924.659	4,054.428	12,228.316	71,750.771
VP Large Company Value Fund-Class I - 1.10% series contract	2,485.844	0.000	0.000	2,485.844
VP Large Company Value Fund-Class I - 0.95% series contract	2,600.048	9.930	522.258	2,087.720
VP Mid Cap Value Fund-Class I - 1.40% series contract	124,208.649	2,444.387	18,804.894	107,848.142
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	0.000	16.504	2,121.750
VP Mid Cap Value Fund-Class I - 0.95% series contract	4,041.031	42.236	793.948	3,289.319
VP Ultra® Fund-Class I - 1.50% series contract	97.128	0.000	0.469	96.659
VP Ultra® Fund-Class I - 1.40% series contract	116,829.567	1,850.032	18,916.438	99,763.161
VP Ultra® Fund-Class I - 1.10% series contract	2,587.263	0.000	2.800	2,584.463
VP Ultra® Fund-Class I - 0.95% series contract	971.188	0.000	35.766	935.422

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	27,652.396	1,939.596	5,084.011	24,507.981
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,605.376	7.596	105.644	2,507.328
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.414	0.000	0.235	72.179
Technology Growth Portfolio-Initial Shares - 1.40% series contract	290,839.304	2,031.713	33,720.230	259,150.787
Technology Growth Portfolio-Initial Shares - 1.10% series contract	142.696	0.000	0.646	142.050
Technology Growth Portfolio-Initial Shares - 0.95% series contract	980.177	0.000	117.745	862.432
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.244	0.000	0.118	3.126
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	909,194.920	8,538.554	114,603.721	803,129.753
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	1,122.316	0.000	941.440	180.876
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	6,448.534	1.557	961.644	5,488.447
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	3,239.347	0.000	298.441	2,940.906
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	180,029.978	1,080.515	33,557.792	147,552.701
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,007.056	0.000	0.000	2,007.056
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	1,511.589	0.001	1,511.590	0.000
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	143,157.987	898.286	12,720.101	131,336.172
Appreciation Portfolio-Initial Shares - 1.25% series contract	107.195	0.000	107.195	0.000
Appreciation Portfolio-Initial Shares - 1.10% series contract	407.986	0.000	30.381	377.605
Appreciation Portfolio-Initial Shares - 0.95% series contract	636.409	0.000	16.671	619.738
Government Money Market Portfolio - 1.40% series contract	1,470,157.133	2,700,977.990	533,669.225	3,637,465.898
Government Money Market Portfolio - 1.25% series contract	0.000	291.582	291.582	0.000
Government Money Market Portfolio - 1.10% series contract	36,484.847	171,634.399	128,451.628	79,667.618
Government Money Market Portfolio - 0.95% series contract	48,248.276	24,676.807	8,658.356	64,266.727
Growth and Income Portfolio-Initial Shares - 1.40% series contract	75,967.070	3,118.323	13,583.650	65,501.743
Growth and Income Portfolio-Initial Shares - 1.10% series contract	266.866	0.000	0.000	266.866
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	0.000	-0.000	50.114
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	142.581	0.000	5.663	136.918
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	146,604.048	2,401.148	17,102.606	131,902.590
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	61.215	0.000	61.215	0.000
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	100.686	0.000	3.179	97.507
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	96.415	0.000	92.401	4.014
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	26,639.367	294.682	4,701.548	22,232.501
Calamos® Growth and Income Portfolio - 0.95% series contract	6,524.557	9.616	4,043.696	2,490.477
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	21,107.330	403.291	3,657.331	17,853.290
Davis Value Portfolio - 1.25% series contract	42.904	0.000	42.904	0.000
Davis Value Portfolio - 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Value Portfolio - 0.95% series contract	743.326	0.000	226.744	516.582
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	69,406.977	10,095.480	19,955.416	59,547.041
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	0.000	0.000	265.110
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,028.830	2.418	585.291	445.957
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	118,017.067	7,896.601	44,520.209	81,393.459
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	31.291	0.000	31.291	0.000
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	0.000	0.000	6,382.830
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	10,350.112	5.729	3,205.485	7,150.356
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	451,324.161	29,829.155	112,504.799	368,648.517
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	14.120	0.000	14.120	0.000
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,815.315	0.000	264.658	1,550.657
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	3,362.278	0.480	7.466	3,355.292
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	212,217.390	2,462.709	27,645.310	187,034.789
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	0.000	0.000	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,243.155	0.000	0.000	3,243.155
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	853.061	0.381	87.948	765.494
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	282.021	0.000	8.925	273.096
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	258,935.002	4,365.227	29,257.814	234,042.415
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	987.999	0.000	987.999	0.000
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	655.671	0.000	0.437	655.234
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,455.108	0.000	2,073.133	381.975
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	271,089.366	1,355.465	34,243.120	238,201.711
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,863.436	0.000	83.732	1,779.704
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	239,679.108	6,090.825	35,114.697	210,655.236
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	744.929	0.000	716.687	28.242
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,755.881	33.943	609.744	4,180.080
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	3,572.491	5.158	871.262	2,706.387
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	92.001	0.000	0.397	91.604
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	262,220.433	1,589.024	26,790.234	237,019.223
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	0.000	0.000	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	-0.001	-0.001	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	100,700.173	4,263.358	104,963.531	0.000
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	17.326	0.000	17.326	0.000
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,875.205	131.535	4,006.740	0.000
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	1,684.843	16.927	1,701.770	0.000
Discovery Portfolio-Class I - 1.50% series contract	71.743	0.000	0.125	71.618
Discovery Portfolio-Class I - 1.40% series contract	29,853.198	1,026.330	5,306.650	25,572.878
Discovery Portfolio-Class I - 1.10% series contract	44.090	0.000	0.000	44.090
Discovery Portfolio-Class I - 0.95% series contract	586.334	8.221	70.458	524.097
U.S. Real Estate Portfolio-Class I - 1.40% series contract	85,776.304	1,426.069	13,310.996	73,891.377
U.S. Real Estate Portfolio-Class I - 1.25% series contract	61.983	0.000	41.796	20.187
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,840.906	23.952	47.010	1,817.848
U.S. Real Estate Portfolio-Class I - 0.95% series contract	839.139	4.929	135.632	708.436
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	54,743.356	38,999.903	40,672.896	53,070.363
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	974.500	0.000	391.075	583.425
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	4,619.022	30.360	2,113.785	2,535.597
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	164,438.306	20,637.495	44,291.991	140,783.810
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	62.902	0.000	62.902	0.000
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,416.330	408.184	2,404.668	11,419.846
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	14,586.774	217.189	4,444.052	10,359.911
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	28,045.912	101.332	28,147.244	0.000
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	28,792.420	20.249	28,812.669	0.000
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	27,675.996	450.810	695.667	27,431.139
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	0.000	0.000	1,066.210

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2024				Periods Ended December 31, 2024
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	78	$80.841853	$91.558148	$6,355	0.99%	0.95%	1.40%	28.57%	29.16%
Invesco V.I. Capital Appreciation Fund-Series I Shares	38	49.858571	55.764346	1,919	0.00%	0.95%	1.50%	32.13%	32.88%
Invesco V.I. Comstock Fund-Series I Shares	142	32.065689	34.605776	4,624	1.70%	0.95%	1.50%	13.44%	14.07%
Invesco V.I. Core Equity Fund-Series I Shares	102	34.845122	37.942332	3,543	0.69%	0.95%	1.40%	23.84%	24.41%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	446	15.778348	16.118116	7,043	0.00%	0.95%	1.40%	22.48%	23.04%
Invesco V.I. Diversified Dividend Fund-Series I Shares	32	28.381899	30.207706	895	1.78%	0.95%	1.40%	11.62%	12.13%
Invesco V.I. Equity and Income Fund-Series I Shares (*)	74	10.658060	10.691362	792	3.52%	0.95%	1.40%	0.00%	0.00%
Invesco V.I. Health Care Fund-Series I Shares	66	33.370403	37.160863	2,213	0.00%	0.95%	1.40%	2.70%	3.17%
Invesco V.I. High Yield Fund-Series I Shares	26	22.536631	24.763664	593	5.49%	0.95%	1.40%	6.21%	6.70%
Invesco V.I. Main Street Fund®-Series I Shares	42	45.038280	49.356000	1,903	0.00%	0.95%	1.40%	21.90%	22.46%
Invesco V.I. Small Cap Equity Fund-Series I Shares	37	38.038648	41.686113	1,409	0.13%	0.95%	1.40%	16.42%	16.96%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	27	17.723799	19.210764	483	1.61%	0.95%	1.40%	8.62%	9.12%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	16	12.878787	12.878787	201	1.93%	1.40%	1.40%	3.81%	3.81%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	68	19.898491	21.567891	1,358	1.44%	0.95%	1.40%	11.08%	11.59%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	31	15.204387	16.479989	470	2.14%	0.95%	1.40%	6.44%	6.93%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	27	27.056151	29.326247	731	0.64%	0.95%	1.40%	10.75%	11.26%
Technology Growth Portfolio-Initial Shares	246	69.172835	77.366148	17,343	0.00%	0.95%	1.50%	23.84%	24.54%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	737	64.770680	75.415018	49,136	1.19%	0.95%	1.50%	22.78%	23.47%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	133	48.989073	53.230826	6,547	0.56%	1.10%	1.40%	23.13%	23.50%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	122	58.478064	66.227171	7,134	0.43%	0.95%	1.40%	11.21%	11.73%
Government Money Market Portfolio	6,471	1.140910	1.269694	7,407	3.52%	0.95%	1.40%	2.91%	3.05%
Growth and Income Portfolio-Initial Shares	63	57.827023	65.490695	3,667	0.55%	0.95%	1.40%	20.99%	21.55%
Opportunistic Small Cap Portfolio-Initial Shares	122	30.553742	35.575856	3,833	0.69%	0.95%	1.50%	3.04%	3.62%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	20	30.024729	32.543319	603	0.39%	0.95%	1.40%	19.37%	19.92%
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	16	27.513783	29.822266	433	1.05%	0.95%	1.40%	16.39%	16.92%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	51	46.322687	52.045113	2,380	1.19%	0.95%	1.40%	9.58%	10.09%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	72	10.877480	11.790322	791	2.38%	0.95%	1.40%	-2.40%	-1.95%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	327	69.845525	79.100988	22,897	2.08%	0.95%	1.40%	13.80%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	173	95.390510	108.033467	16,581	0.75%	0.95%	1.40%	13.98%	14.50%
Janus Henderson VIT Forty Portfolio-Institutional Shares	210	72.858561	84.013163	15,719	0.11%	0.95%	1.50%	26.53%	27.24%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	217	43.029493	48.732285	9,326	0.78%	0.95%	1.40%	21.84%	22.40%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	202	39.322778	44.535163	7,979	1.41%	0.95%	1.40%	4.34%	4.82%
Janus Henderson VIT Research Portfolio-Institutional Shares	208	70.002516	81.507406	14,999	0.03%	0.95%	1.50%	33.27%	34.02%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	210	26.227623	27.837723	5,571	0.00%	0.95%	1.50%	23.09%	23.78%
LVIP American Century Large Company Value Fund-Standard Class II	62	28.820986	31.584360	1,785	2.52%	0.95%	1.40%	9.16%	9.66%
LVIP American Century Mid Cap Value Fund-Standard Class II	100	44.829228	49.126966	4,488	2.49%	0.95%	1.40%	7.19%	7.69%
LVIP American Century Ultra® Fund-Standard Class II	94	66.829407	74.744122	6,425	0.00%	0.95%	1.50%	26.85%	27.56%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	19	42.922877	47.366980	831	0.00%	0.95%	1.50%	39.69%	40.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	49	14.596978	15.996501	717	2.68%	0.95%	1.40%	0.69%	1.16%
PIMCO Total Return Portfolio-Administrative Class	144	15.362728	16.835633	2,244	4.10%	0.95%	1.40%	1.09%	1.55%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	24	13.678591	13.933938	326	1.74%	1.10%	1.40%	9.40%	9.74%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 26, 2024 (commencement of operations) to December 31, 2024.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Periods Ended December 31, 2023
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	85	$62.876636	$70.885349	$5,376	0.60%	0.95%	1.40%	13.99%	14.50%
Invesco V.I. Capital Appreciation Fund-Series I Shares	43	37.733275	41.966585	1,646	0.00%	0.95%	1.50%	33.35%	34.10%
Invesco V.I. Comstock Fund-Series I Shares	166	28.267698	30.336144	4,756	1.72%	0.95%	1.50%	10.68%	11.29%
Invesco V.I. Conservative Balanced Fund-Series I Shares	48	15.596774	17.013934	755	1.84%	0.95%	1.40%	11.03%	11.53%
Invesco V.I. Core Equity Fund-Series I Shares	115	28.138244	30.498994	3,241	0.74%	0.95%	1.40%	21.64%	22.20%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	521	12.882484	13.099593	6,715	0.00%	0.95%	1.40%	11.57%	12.08%
Invesco V.I. Diversified Dividend Fund-Series I Shares	40	25.427804	26.939588	1,011	1.83%	0.95%	1.40%	7.52%	8.01%
Invesco V.I. Health Care Fund-Series I Shares	72	32.493874	36.018962	2,337	0.00%	0.95%	1.40%	1.58%	2.05%
Invesco V.I. High Yield Fund-Series I Shares	32	21.219331	23.209373	692	5.24%	0.95%	1.40%	8.64%	9.13%
Invesco V.I. Main Street Fund®-Series I Shares	48	36.946733	40.303303	1,783	0.81%	0.95%	1.40%	21.50%	22.05%
Invesco V.I. Small Cap Equity Fund-Series I Shares	41	32.672343	35.641194	1,356	0.00%	0.95%	1.40%	14.95%	15.47%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	35	16.317851	17.605828	580	1.97%	0.95%	1.40%	11.25%	11.75%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	22	12.406476	13.385724	271	2.22%	0.95%	1.40%	6.34%	6.82%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	76	17.913447	19.327362	1,387	1.79%	0.95%	1.40%	13.66%	14.18%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	34	14.284291	15.411755	497	2.05%	0.95%	1.40%	9.05%	9.55%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	225	21.307647	22.489093	4,846	0.00%	0.95%	1.50%	18.88%	19.55%
VP Large Company Value Fund-Class I	76	26.402502	28.801443	2,024	2.54%	0.95%	1.40%	2.43%	2.90%
VP Mid Cap Value Fund-Class I	113	41.820841	45.620209	4,754	2.24%	0.95%	1.40%	4.65%	5.13%
VP Ultra® Fund-Class I	103	52.684277	58.593970	5,566	0.00%	0.95%	1.50%	41.36%	42.15%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	29	24.430645	26.359145	715	0.55%	0.95%	1.40%	16.34%	16.87%
Technology Growth Portfolio-Initial Shares	260	55.856836	62.123154	14,825	0.00%	0.95%	1.50%	57.04%	57.91%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	812	52.754605	61.080431	44,024	1.42%	0.95%	1.50%	24.05%	24.74%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	150	39.787520	43.100283	5,957	0.77%	1.10%	1.40%	22.09%	22.46%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	132	52.581585	59.276483	6,964	0.71%	0.95%	1.40%	19.28%	19.82%
Government Money Market Portfolio	3,781	1.108595	1.232672	4,207	4.51%	0.95%	1.40%	2.87%	2.97%
Growth and Income Portfolio-Initial Shares	66	47.792971	53.878926	3,147	0.65%	0.95%	1.40%	24.92%	25.49%
Opportunistic Small Cap Portfolio-Initial Shares	132	29.653660	34.334455	4,024	0.33%	0.95%	1.50%	7.65%	8.25%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	25	25.151850	27.136827	627	0.59%	0.95%	1.40%	18.44%	18.98%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	20	23.639526	25.505580	467	1.28%	0.95%	1.40%	30.78%	31.37%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	60	42.271891	47.276298	2,550	1.15%	0.95%	1.40%	15.13%	15.65%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	95	11.144507	12.024405	1,068	3.55%	0.95%	1.40%	19.07%	19.61%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	374	61.376858	69.191652	22,962	2.06%	0.95%	1.40%	13.80%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	191	83.693739	94.352212	16,023	0.15%	0.95%	1.40%	16.42%	16.95%
Janus Henderson VIT Forty Portfolio-Institutional Shares	235	57.583774	66.028154	13,900	0.19%	0.95%	1.50%	37.87%	38.64%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	240	35.316864	39.814290	8,481	0.92%	0.95%	1.40%	25.01%	25.58%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	218	37.686317	42.486205	8,225	1.51%	0.95%	1.40%	9.33%	9.82%
Janus Henderson VIT Research Portfolio-Institutional Shares	240	52.528284	60.819006	12,945	0.15%	0.95%	1.50%	41.03%	41.82%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	26	30.727728	33.719479	821	0.00%	0.95%	1.50%	42.18%	42.98%
U.S. Real Estate Portfolio-Class I	76	48.334703	54.490780	3,706	2.17%	0.95%	1.40%	12.92%	13.43%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	56	14.496496	15.813585	818	3.25%	0.95%	1.40%	2.22%	2.69%
PIMCO Total Return Portfolio-Administrative Class	163	15.197169	16.577876	2,495	3.61%	0.95%	1.40%	4.46%	4.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	28	12.502821	12.697239	357	1.34%	1.10%	1.40%	14.81%	15.16%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Periods Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	97	$55.161888	$61.906202	$5,379	0.70%	0.95%	1.40%	-3.97%	-3.54%
Invesco V.I. Capital Appreciation Fund-Series I Shares	51	28.295676	31.296096	1,465	0.00%	0.95%	1.50%	-31.82%	-31.44%
Invesco V.I. Comstock Fund-Series I Shares	187	25.540569	27.257697	4,852	1.63%	0.95%	1.50%	-0.39%	0.17%
Invesco V.I. Conservative Balanced Fund-Series I Shares	53	14.047478	15.254429	754	1.22%	0.95%	1.40%	-18.02%	-17.64%
Invesco V.I. Core Equity Fund-Series I Shares	131	23.131993	24.959187	3,021	0.86%	0.95%	1.40%	-21.66%	-21.30%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	570	11.546339	11.687760	6,584	0.00%	0.95%	1.40%	-31.95%	-31.64%
Invesco V.I. Diversified Dividend Fund-Series I Shares	49	23.648650	24.941126	1,149	1.83%	0.95%	1.40%	-3.05%	-2.61%
Invesco V.I. Health Care Fund-Series I Shares	86	31.987472	35.296933	2,741	0.00%	0.95%	1.40%	-14.53%	-14.14%
Invesco V.I. High Yield Fund-Series I Shares	34	19.532085	21.267076	659	3.83%	0.95%	1.40%	-10.82%	-10.41%
Invesco V.I. Main Street Fund®-Series I Shares	55	30.409629	33.022086	1,690	1.35%	0.95%	1.40%	-21.25%	-20.89%
Invesco V.I. Small Cap Equity Fund-Series I Shares	55	28.423582	30.865885	1,573	0.00%	0.95%	1.40%	-21.62%	-21.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	36	14.668183	15.754246	535	1.73%	0.95%	1.40%	-14.10%	-13.71%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	23	11.667122	12.530946	267	1.34%	0.95%	1.40%	-13.05%	-12.65%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	79	15.760706	16.927666	1,265	1.36%	0.95%	1.40%	-14.46%	-14.07%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	37	13.098784	14.068626	491	1.67%	0.95%	1.40%	-13.76%	-13.37%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	277	17.922925	18.812024	5,014	0.00%	0.95%	1.50%	-29.19%	-28.79%
VP Large Company Value Fund-Class I	85	25.775307	27.989824	2,201	2.02%	0.95%	1.40%	-1.65%	-1.21%
VP Mid Cap Value Fund-Class I	130	39.961798	43.394699	5,229	2.19%	0.95%	1.40%	-2.57%	-2.13%
VP Ultra® Fund-Class I	120	37.268293	41.219507	4,582	0.00%	0.95%	1.50%	-33.39%	-33.02%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	32	20.999399	22.554400	683	0.43%	0.95%	1.40%	-15.48%	-15.10%
Technology Growth Portfolio-Initial Shares	292	35.568841	39.340455	10,583	0.00%	0.95%	1.50%	-47.19%	-46.90%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	920	42.528319	48.967711	40,175	1.27%	0.95%	1.50%	-19.54%	-19.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	184	32.587961	36.571412	5,993	0.51%	0.95%	1.40%	-23.95%	-23.60%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	144	44.082205	49.469834	6,366	0.61%	0.95%	1.40%	-19.21%	-18.84%
Government Money Market Portfolio	1,555	1.077713	1.197106	1,684	1.15%	0.95%	1.40%	-0.15%	0.26%
Growth and Income Portfolio-Initial Shares	76	38.259607	42.936272	2,920	0.72%	0.95%	1.40%	-16.01%	-15.63%
Opportunistic Small Cap Portfolio-Initial Shares	147	27.547032	31.718663	4,155	0.00%	0.95%	1.50%	-17.87%	-17.41%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	33	21.235450	22.807575	715	0.64%	0.95%	1.40%	-20.20%	-19.84%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	23	18.076030	19.414610	421	1.10%	0.95%	1.40%	-21.25%	-20.89%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	71	36.717468	40.878226	2,601	0.87%	0.95%	1.40%	-21.75%	-21.39%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	135	9.359527	10.052747	1,272	3.09%	0.95%	1.40%	-8.90%	-8.48%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	457	53.932573	60.524087	24,651	1.14%	0.95%	1.40%	-17.57%	-17.19%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	216	71.887489	80.675308	15,579	0.19%	0.95%	1.40%	-17.12%	-16.74%
Janus Henderson VIT Forty Portfolio-Institutional Shares	263	41.766629	47.626588	11,280	0.16%	0.95%	1.50%	-34.55%	-34.18%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	273	28.251596	31.705077	7,716	0.96%	0.95%	1.40%	-20.54%	-20.18%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	249	34.471528	38.685845	8,599	1.61%	0.95%	1.40%	-9.88%	-9.47%
Janus Henderson VIT Research Portfolio-Institutional Shares	265	37.245869	42.886020	10,133	0.14%	0.95%	1.50%	-30.94%	-30.56%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	106	18.793689	21.090930	2,007	3.94%	0.95%	1.40%	-15.53%	-15.14%
Discovery Portfolio-Class I	31	21.611129	23.584158	672	0.00%	0.95%	1.50%	-63.52%	-63.32%
U.S. Real Estate Portfolio-Class I	89	42.805228	48.038442	3,800	1.16%	0.95%	1.40%	-28.07%	-27.75%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	60	14.181160	15.399470	862	6.74%	0.95%	1.40%	-13.14%	-12.75%
PIMCO Total Return Portfolio-Administrative Class	193	14.548337	15.798160	2,830	2.67%	0.95%	1.40%	-15.51%	-15.12%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	28	15.527423	15.527423	435	0.78%	1.40%	1.40%	-13.89%	-13.89%
Timothy Plan Strategic Growth Portfolio Variable Series	29	15.990763	15.990763	460	0.93%	1.40%	1.40%	-14.17%	-14.17%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	29	10.889807	11.025674	313	3.16%	1.10%	1.40%	-18.97%	-18.73%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Periods Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	109	$57.444554	$64.175442	$6,289	0.45%	0.95%	1.40%	26.16%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	54	41.501754	45.647719	2,280	0.00%	0.95%	1.50%	20.73%	21.41%
Invesco V.I. Comstock Fund-Series I Shares	208	25.640535	27.212717	5,390	1.81%	0.95%	1.50%	31.36%	32.09%
Invesco V.I. Conservative Balanced Fund-Series I Shares	62	17.134632	18.522377	1,072	1.51%	0.95%	1.40%	9.08%	9.58%
Invesco V.I. Core Equity Fund-Series I Shares	146	29.526635	31.714325	4,302	0.65%	0.95%	1.40%	25.95%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	635	16.966960	17.096742	10,773	0.00%	0.95%	1.40%	17.43%	17.97%
Invesco V.I. Diversified Dividend Fund-Series I Shares	51	24.393330	25.609842	1,253	2.09%	0.95%	1.40%	17.23%	17.77%
Invesco V.I. Health Care Fund-Series I Shares	90	37.424317	41.108827	3,352	0.21%	0.95%	1.40%	10.73%	11.23%
Invesco V.I. High Yield Fund-Series I Shares	44	21.901477	23.738766	967	4.68%	0.95%	1.40%	2.92%	3.39%
Invesco V.I. Main Street Fund®-Series I Shares	59	38.615183	41.742237	2,307	0.69%	0.95%	1.40%	25.78%	26.36%
Invesco V.I. Small Cap Equity Fund-Series I Shares	63	36.262982	39.200102	2,283	0.18%	0.95%	1.40%	18.72%	19.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	49	17.076305	18.257430	834	1.28%	0.95%	1.40%	9.24%	9.74%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	25	13.418391	14.346478	338	1.34%	0.95%	1.40%	0.85%	1.31%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	97	18.425977	19.700463	1,811	1.07%	0.95%	1.40%	13.28%	13.79%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	38	15.189111	16.239689	576	1.38%	0.95%	1.40%	4.98%	5.46%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	306	25.310689	26.418750	7,807	0.00%	0.95%	1.50%	9.49%	10.10%
VP Large Company Value Fund-Class I	97	26.208755	28.331466	2,561	1.49%	0.95%	1.40%	20.01%	20.56%
VP Mid Cap Value Fund-Class I	150	41.017196	44.338759	6,164	1.18%	0.95%	1.40%	21.48%	22.03%
VP Ultra® Fund-Class I	130	55.948770	61.536995	7,417	0.00%	0.95%	1.50%	21.31%	21.99%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	37	24.845993	26.564708	937	0.47%	0.95%	1.40%	23.80%	24.37%
Technology Growth Portfolio-Initial Shares	318	67.354634	74.082592	21,792	0.00%	0.95%	1.50%	11.23%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	990	52.857336	60.523089	53,697	1.14%	0.95%	1.50%	26.49%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	204	42.851082	47.870744	8,771	0.77%	0.95%	1.40%	25.22%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	173	54.564241	60.955032	9,384	0.44%	0.95%	1.40%	25.35%	25.92%
Government Money Market Portfolio	1,854	1.079301	1.194023	2,010	0.01%	0.95%	1.40%	-1.29%	-0.78%
Growth and Income Portfolio-Initial Shares	88	45.551606	50.887610	4,001	0.48%	0.95%	1.40%	23.87%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	158	33.540192	38.405179	5,433	0.12%	0.95%	1.50%	14.72%	15.36%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	37	26.611253	28.451641	999	0.36%	0.95%	1.40%	19.70%	20.24%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	28	22.952926	24.540758	646	0.55%	0.95%	1.40%	16.20%	16.73%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	84	46.920950	52.000745	3,924	0.87%	0.95%	1.40%	12.90%	13.42%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	164	10.273677	10.984520	1,691	2.00%	0.95%	1.40%	2.70%	3.17%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	517	65.428890	73.092239	33,788	0.90%	0.95%	1.40%	15.56%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	234	86.732490	96.893191	20,353	0.32%	0.95%	1.40%	15.20%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	295	63.813174	72.362244	19,303	0.00%	0.95%	1.50%	21.05%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	298	35.553685	39.718606	10,610	0.52%	0.95%	1.40%	16.44%	16.97%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	284	38.251898	42.733453	10,862	1.16%	0.95%	1.40%	11.99%	12.51%
Janus Henderson VIT Research Portfolio-Institutional Shares	285	53.933650	61.756115	15,758	0.10%	0.95%	1.50%	18.53%	19.19%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	130	22.248521	24.854754	2,906	3.97%	0.95%	1.40%	-1.72%	-1.27%
Discovery Portfolio-Class I	33	59.240604	64.288999	2,005	0.00%	0.95%	1.50%	-12.40%	-11.91%
U.S. Real Estate Portfolio-Class I	95	59.513452	66.485819	5,679	2.05%	0.95%	1.40%	37.85%	38.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	79	16.326741	17.648937	1,292	4.88%	0.95%	1.40%	4.13%	4.61%
PIMCO Total Return Portfolio-Administrative Class	219	17.218209	18.612541	3,803	1.78%	0.95%	1.40%	-2.65%	-2.20%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	31	17.677399	18.032924	558	0.72%	1.40%	1.50%	6.31%	6.42%
Timothy Plan Strategic Growth Portfolio Variable Series	34	18.263939	18.631120	625	0.74%	1.40%	1.50%	10.83%	10.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	32	13.439982	13.566417	436	1.12%	1.10%	1.40%	10.28%	10.61%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Periods Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	59	$34.941573	$37.599505	$2,061	0.00%	0.95%	1.40%	34.67%	35.29%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	15.707637	16.902660	1,065	2.11%	0.95%	1.40%	13.24%	13.76%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	716	14.448404	14.492734	10,349	0.00%	0.95%	1.40%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	73	30.699501	33.034829	2,259	1.34%	0.95%	1.40%	12.34%	12.86%
Invesco V.I. American Value Fund-Series I Shares	122	45.533139	50.637323	5,568	0.77%	0.95%	1.40%	-0.30%	0.16%
Invesco V.I. Comstock Fund-Series I Shares	247	19.519087	20.600974	4,879	2.05%	0.95%	1.50%	-2.34%	-1.80%
Invesco V.I. Core Equity Fund-Series I Shares	165	23.442820	25.065379	3,863	1.25%	0.95%	1.40%	12.25%	12.77%
Invesco V.I. Diversified Dividend Fund-Series I Shares	62	20.808037	21.746513	1,296	2.76%	0.95%	1.40%	-1.26%	-0.81%
Invesco V.I. Health Care Fund-Series I Shares	93	33.798976	36.957773	3,136	0.29%	0.95%	1.40%	12.85%	13.37%
Invesco V.I. High Yield Fund-Series I Shares	49	21.279920	22.960252	1,041	5.35%	0.95%	1.40%	1.87%	2.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	71	30.545858	32.869895	2,189	0.30%	0.95%	1.40%	25.46%	26.03%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	56	15.632089	16.637374	881	1.75%	0.95%	1.40%	7.59%	8.08%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	27	13.305826	14.161473	369	1.71%	0.95%	1.40%	5.00%	5.48%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	135	16.266374	17.312477	2,227	1.85%	0.95%	1.40%	8.46%	8.96%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	14.468792	15.399236	595	2.04%	0.95%	1.40%	6.91%	7.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	340	23.117417	23.995406	7,922	0.00%	0.95%	1.50%	40.31%	41.10%
VP Large Company Value Fund-Class I	105	21.839096	23.500669	2,307	1.56%	0.95%	1.40%	1.18%	1.64%
VP Mid Cap Value Fund-Class I	165	33.764588	36.333065	5,597	1.57%	0.95%	1.40%	-0.21%	0.25%
VP Ultra® Fund-Class I	147	46.119352	50.444191	6,913	0.00%	0.95%	1.50%	47.60%	48.43%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	47	20.068949	21.359765	944	0.48%	0.95%	1.40%	6.33%	6.82%
Technology Growth Portfolio-Initial Shares	351	60.551778	66.230329	21,582	0.24%	0.95%	1.50%	67.37%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,118	41.788789	47.583744	47,893	1.44%	0.95%	1.50%	16.23%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	219	34.220597	38.055631	7,507	1.05%	0.95%	1.40%	22.40%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	195	43.529044	48.406481	8,456	0.75%	0.95%	1.40%	21.95%	22.51%
Government Money Market Portfolio	2,255	1.093430	1.203468	2,474	0.19%	0.95%	1.40%	-1.10%	-0.62%
Growth and Income Portfolio-Initial Shares	96	36.773126	40.894229	3,544	0.69%	0.95%	1.40%	22.88%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	182	29.237798	33.292847	5,446	0.56%	0.95%	1.50%	18.09%	18.75%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	51	22.231976	23.661527	1,153	0.45%	0.95%	1.40%	20.71%	21.26%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	38	19.752528	21.023031	764	0.61%	0.95%	1.40%	10.15%	10.66%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	91	41.559829	45.849925	3,771	1.03%	0.95%	1.40%	17.75%	18.29%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	161	10.003590	10.647149	1,624	3.11%	0.95%	1.40%	-2.55%	-2.10%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	594	56.621270	62.965661	33,616	1.70%	0.95%	1.40%	12.71%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	261	75.291243	83.729416	19,643	0.06%	0.95%	1.40%	17.80%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	323	52.714650	59.444924	17,452	0.27%	0.95%	1.50%	37.31%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	329	30.534712	33.956707	10,051	0.66%	0.95%	1.40%	18.38%	18.92%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	316	34.155244	37.983530	10,797	1.19%	0.95%	1.40%	14.66%	15.19%
Janus Henderson VIT Research Portfolio-Institutional Shares	329	45.502581	51.812901	15,356	0.39%	0.95%	1.50%	30.95%	31.69%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	156	22.637779	25.174652	3,540	2.86%	0.95%	1.40%	6.29%	6.77%
Discovery Portfolio-Class I	45	68.567750	72.976940	3,106	0.00%	0.95%	1.40%	148.77%	149.90%
U.S. Real Estate Portfolio-Class I	105	43.173937	48.013084	4,522	2.44%	0.95%	1.40%	-18.02%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	90	15.679073	16.871796	1,424	1.45%	0.95%	1.40%	10.15%	10.65%
PIMCO Total Return Portfolio-Administrative Class	254	17.686765	19.032133	4,526	2.09%	0.95%	1.40%	7.14%	7.63%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	37	16.628610	16.945841	619	0.68%	1.40%	1.50%	6.61%	6.72%
Timothy Plan Strategic Growth Portfolio Variable Series	42	16.479404	16.793671	703	0.49%	1.40%	1.50%	7.54%	7.65%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	42	12.187559	12.264867	517	3.24%	1.10%	1.40%	10.35%	10.69%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

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